Prospectus

Columbia Concentrated Large Cap Value Strategy Fund (GVT)
(formerly Grail American Beacon Large Cap Value ETF)

Prospectus February 28, 2011
(as revised September 30, 2011)

This Prospectus provides important information about the Columbia Concentrated Large Cap Value Strategy Fund (“ETF”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Fund Summary	3p
Additional Information About The ETF	7p
ETF Management	8p
Other Service Providers	9p
Buying and Selling ETF Shares	9p
Active Investors and Market Timing	12p
Distribution and Service Plan	12p
Net Asset Value	12p
ETF Website and Disclosure of Portfolio Holdings	13p
Section 12(d)(1) Information	14p
Dividends, Other Distributions and Taxes	14p
Premium/Discount Information	16p
Financial Highlights	17p

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated February 28, 2011, as supplemented (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

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Fund Summary

Columbia Concentrated Large Cap Value Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation and current income.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	7.93%
Total Annual Fund Operating Expenses:	8.70%
Expense Reduction/Reimbursement:(2)	(7.91%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.79%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.79% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$81	$1,827	$3,447	$7,001

Portfolio Turnover

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Ordinarily, at least 80% of the ETF’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index* at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. As of December 31, 2010, the market capitalizations of the companies in the Russell 1000 Index ranged from $251 million to $373 billion. The ETF’s investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts, and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as “stocks”).

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The investment manager uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry. In selecting investments, the investment manager seeks to identify value companies that it believes display certain characteristics, including but not limited to, one or more of the following:

•	a low price-to-earnings and/or low price-to-book ratio;

•	positive change in senior management;

•	positive corporate restructuring;

•	temporary setback in price due to factors that no longer exist;

•	a positive shift in the company’s business cycle; and/or

•	a catalyst for increase in the rate of the company’s earnings growth.

The ETF can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The ETF may hold a small number of securities because the investment manager believes doing so allows it to adhere to its value investment approach. The investment manager seeks to maintain close contact with the management of each company in which the ETF invests or the third-party analysts covering such companies, and continually monitors the ETF’s holdings, remaining sensitive to overvaluation and deteriorating fundamentals.

The ETF generally sells a stock if the investment manager believes it has become fully valued, its fundamentals have deteriorated, or ongoing evaluation reveals that there are more attractive investment opportunities available.

As noted above, the ETF has a policy of investing at least 80% of its assets in securities that are consistent with the ETF’s name.

*	Russell 1000 Index is a registered trademark of Frank Russell Company.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Focused Portfolio Risk. The ETF, because it may invest in a limited number of companies, may have more volatility and is considered to have more risk than a fund or ETF that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the ETF’s net asset value. To the extent the ETF invests its assets in fewer securities, the ETF is subject to greater risk of loss if any of those securities declines in price.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

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Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

Value Stock Risk. Value stocks are subject to the risk that their intrinsic value may never be realized by the market or that their prices may go down. While the ETF’s investments in value stocks may limit its downside risk over time, the ETF may produce more modest gains than riskier stock funds as a trade-off for this potentially lower risk.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia served as sub-adviser to the ETF from April 30, 2011 until May 20, 2011, and has been the ETF’s investment manager since May 20, 2011.

20% 18% 16% 14% 12% 10% 8% 6% 4% 2% 0% +15.83% 2010

(calendar year)

Best Quarter	Worst Quarter
10.23%	-10.91%
(9/30/10)	(6/30/10)

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Average Annual Total Returns

		Since
		Inception
(for the period ended December 31, 2010)	One Year	(5/1/09)

Return Before Taxes	15.83%	27.26%
Return After Taxes on Distributions	11.74%	23.21%
Return After Taxes on Distributions and Sale of Fund Shares	10.48%	21.08%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	27.24%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

Neil T. Eigen and Richard S. Rosen are the portfolio managers for the ETF. Mr. Eigen is the head of the Columbia Seligman Value Team at Columbia and has managed the ETF since 2011. Mr. Rosen has managed the ETF since 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

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ETF Management

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate

Columbia Concentrated Large Cap Value Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

Neil T. Eigen and Richard S. Rosen are the portfolio managers responsible for the day-to-day management of the ETF.

Neil T. Eigen, Portfolio Manager

•	Managed the ETF since May 2011.

•	Prior to the investment manager’s acquisition of J. & W. Seligman & Co. Incorporated (Seligman) in November 2008, Mr. Eigen was head of the Seligman Value Team since he joined Seligman in 1997. Mr. Eigen was also a Director and Managing Director of Seligman and Director of Seligman Advisors, Inc. and Seligman Services, Inc.

•	Prior to joining Seligman, Mr. Eigen was a Senior Managing Director of Bear, Stearns & Co., serving as Chief Investment Officer and Director of Equities of Bear, Stearns Asset Management. Prior to that, he was Executive Vice President and Senior Equity Manager at Integrated Resources Asset Management. Mr. Eigen also spent six years at The Irving Trust Company as a Senior Portfolio Manager and Chairman of the Equity Selection Committee.

•	BS, New York University.

Richard S. Rosen, Portfolio Manager

•	Managed the ETF since May 2011.

•	Prior to the investment manager’s acquisition of Seligman in November 2008, Mr. Rosen was a Managing Director of Seligman.

•	Prior to joining Seligman in 1997, Mr. Rosen was a Senior Portfolio Manager at Bear, Stearns Asset Management, and a Managing Director at Bear, Stearns & Co. Inc.

•	MBA, New York University.

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Mr. Eigen and Mr. Rosen each have decision making authority with respect to the investments of the ETF, although Mr. Eigen typically makes the final decision with respect to investments made by the ETF.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

Other Service Providers

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

Buying and Selling ETF Shares

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2010, was $1,586,000.

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GVT

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

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Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors. The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $1,000.

10p  COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see page 10p). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS  11p

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

Distribution and Service Plan

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

Net Asset Value

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

12p  COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS  13p

Section 12(d)(1) Information

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Other Distributions and Taxes

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

14p  COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS  15p

Premium/Discount Information

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2010 calendar year and the first two calendar quarters of 2011. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

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Financial Highlights

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2010 and the period May 1, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

	For the	For the Period
	Year Ended	May 1, 2009(1) through
	October 31, 2010	October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.33	$25.00

Net investment income (loss)(2)	0.46	0.22
Net realized and unrealized gain on investments	4.26	5.11

Total gain from investment operations	4.72	5.33

Less Distributions from:
Net investment income	(0.94)	—
Net realized gains	(0.73)	—

Total distribution to shareholders	(1.67)	—

Net asset value, end of period	$33.38	$30.33

Total Return at NAV(3)	15.99%	21.32%
Total Return at Market(3)	16.30%	21.12%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,670	$3,034

Ratios to average net assets:
Expenses, net of expense waivers(4)	0.79%	0.79%
Expenses, prior to expense waivers(4)	8.43%	12.10%
Net investment income, net of waivers(4)	1.44%	1.62%
Portfolio turnover rate(5)	16.47%	18.41%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

COLUMBIA CONCENTRATED LARGE CAP VALUE STRATEGY FUND — 2011 PROSPECTUS  17p

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If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated February 28, 2011, as supplemented, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call:   800.774.3768
Write:  Columbia Concentrated Large Cap Value Strategy Fund
225 Franklin Street
Boston, Massachusetts 02110
Visit:   columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811- 22154.

C-2003-99 A (9/11)

Prospectus

Columbia Growth Equity Strategy Fund (RPX)
(formerly RP Growth ETF)

Prospectus February 28, 2011
(as revised September 30, 2011)

This Prospectus provides important information about the Columbia Growth Equity Strategy Fund (“ETF”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Fund Summary	3p
Additional Information About The ETF	8p
ETF Management	9p
Other Service Providers	10p
Buying and Selling ETF Shares	10p
Active Investors and Market Timing	13p
Distribution and Service Plan	14p
Net Asset Value	14p
ETF Website and Disclosure of Portfolio Holdings	15p
Section 12(d)(1) Information	15p
Dividends, Other Distributions and Taxes	15p
Premium/Discount Information	17p
Financial Highlights	18p

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated February 28, 2011, as supplemented (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

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Fund Summary

Columbia Growth Equity Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	3.87%
Total Annual Fund Operating Expenses:	4.64%
Expense Reduction/Reimbursement:(2)	(3.75%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.89%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:

$91	$1,060	$2,037	$4,510

Portfolio Turnover

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Columbia Growth Equity Strategy Fund ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that the investment manager believes have above-average growth prospects. The ETF invests substantially in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies generally have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase (between $1.2 billion and $372.7 billion as of December 31, 2010). The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

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The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF’s investment strategy may involve the frequent trading of portfolio securities. This may cause the ETF to incur higher transaction costs (which may adversely affect the ETF’s performance) and may increase taxable distributions for shareholders.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The ETF may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the ETF’s return.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

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Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Small-Cap and Mid-Cap Company Risk. Investments in small-cap and mid-cap companies may subject the ETF to additional risks. Analysts may follow such companies less actively and, therefore, information about them may be less available. The securities of such companies may be more thinly traded and less liquid than larger companies. Also, such companies may be more susceptible to economic and market setbacks. For these and other reasons, the prices of the securities of small-cap and mid-cap companies may be more volatile than those of larger companies.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

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PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

20% 18% 16% 14% 12% 10% 8% 6% 4% 2% 0% +13.76% 2010

(calendar year)

Best Quarter	Worst Quarter
12.70%	-11.46%
(9/30/10)	(6/30/10)

Average Annual Total Returns

		Since Inception
(for the period ended December 31, 2010)	One Year	(10/2/09)

Return Before Taxes	13.76%	19.77%
Return After Taxes on Distributions	13.76%	19.60%
Return After Taxes on Distributions and Sale of Fund Shares	8.95%	16.76%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	19.74%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

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PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

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ETF Management

Columbia acts as the ETF’s investment manager.  Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate

Columbia Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

PORTFOLIO MANAGERS

John T. Wilson, CFA, Peter R. Deininger, CFA, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the ETF.

John T. Wilson, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

•	Began investment career in 1985.

•	BA, economics, Trinity College; MBA, Duke University

Peter Deininger, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since October 2002.

•	Began investment career in 1994.

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•	BA, Dartmouth College; MBA, University of Chicago.

Colin Moore, Portfolio Manager

•	Managed the ETF since May 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

Fred Copper, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.

•	Began investment career in 1990.

•	BS, Boston College; MBA, University of Chicago.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

Other Service Providers

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

Buying and Selling ETF Shares

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2010, was $1,558,000.

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

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BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: RPX.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

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Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $500.

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see above on this page 12p). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

12p  COLUMBIA GROWTH EQUITY STRATEGY FUND — 2011 PROSPECTUS

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

COLUMBIA GROWTH EQUITY STRATEGY FUND — 2011 PROSPECTUS  13p

Distribution and Service Plan

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

Net Asset Value

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

14p  COLUMBIA GROWTH EQUITY STRATEGY FUND — 2011 PROSPECTUS

ETF Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

Section 12(d)(1) Information

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Other Distributions and Taxes

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

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Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

16p  COLUMBIA GROWTH EQUITY STRATEGY FUND — 2011 PROSPECTUS

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

Premium/Discount Information

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2010 calendar year and the first two calendar quarters of 2011. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts

NAV vs Bid/Ask Midpoint

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Financial Highlights

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

	For the	For the Period
	Year Ended	October 2, 2009(1) through
	October 31, 2010	October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.12	$25.00

Net investment income (loss)(2)	(0.05)	—	(3)
Net realized and unrealized gain on investments	4.64	0.12

Total gain from investment operations	4.59	0.12

Less Distributions from:
Net investment income	(0.06)	—
Net realized gains	(0.09)	—

Total distribution to shareholders	(0.15)	—

Net asset value, end of period	$29.56	$25.12

Total Return at NAV(4)	18.29%	0.48%
Total Return at Market(4)	18.24%	0.56%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,434	$2,513

Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%	0.89%
Expenses, prior to expense waivers(5)	4.52%	17.21%
Net investment income, net of waivers(5)	(0.18% )	(0.10%	)
Portfolio turnover(6)	45.47%	10.93%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

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If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated February 28, 2011, as supplemented, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call:  800.774.3768
Write: Columbia Growth Equity Strategy Fund
 225 Franklin Street
 Boston, Massachusetts 02110
Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

C-2004-99 A (9/11)

Prospectus

Columbia Core Bond Strategy Fund (GMTB)
(formerly Grail McDonnell Core Taxable Bond ETF)

Prospectus February 28, 2011
(as revised September 30, 2011)

This Prospectus provides important information about the Columbia Core Bond Strategy Fund (“ETF”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Fund Summary	3p
Additional Information About The ETF	8p
ETF Management	9p
Other Service Providers	10p
Buying and Selling ETF Shares	10p
Active Investors and Market Timing	13p
Distribution and Service Plan	14p
Net Asset Value	14p
ETF Website and Disclosure of Portfolio Holdings	15p
Section 12(d)(1) Information	15p
Dividends, Other Distributions and Taxes	15p
Premium/Discount Information	17p
Financial Highlights	18p

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated February 28, 2011, as supplemented (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

2p  COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS

Fund Summary

Columbia Core Bond Strategy Fund

INVESTMENT OBJECTIVE

High level of current income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.50%
Distribution and/or service (12b-1) fees:(1)	0.00%
Other Expenses:	6.05%
Total Annual Fund Operating Expenses:	6.55%
Expense Reduction/Reimbursement:(2)	(6.20%)
Total Annual Fund Operating Expenses after Expense Reduction/Reimbursement:	0.35%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.35% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$36	$1,386	$2,694	$5,791

Portfolio Turnover

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 123% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds. The ETF’s dollar-weighted average maturity and effective duration will vary over time depending on the investment manager’s expectations for market and economic conditions. Effective duration is a measure of the underlying portfolio’s price sensitivity to changes in interest rates and the approximate impact those changes have on the expected cash flows of the underlying bonds.

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The investment manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The investment manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The investment manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The investment manager may sell a security if the investment manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the investment manager to be of comparable quality.

The ETF may invest without limit in securities issued by the U.S. Government, its agencies and instrumentalities, up to 90% of its assets in mortgage-backed and other asset-backed securities, and up to 80% of its assets in corporate bonds. In addition, the ETF may invest up to 30% of its assets in municipal securities. The ETF may only invest in U.S. dollar-denominated securities. It may also invest in securities of other investment companies, including other ETFs and money market funds.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETF’s investment objective and may only be used to manage risk and not to enhance leverage.

Unless otherwise stated, all percentage limitations on ETF investments apply at the time of investment.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond’s credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The investment manager does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the investment manager determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating.

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Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

Dollar Rolls Risk. Dollar rolls are transactions in which the ETF sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the ETF is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the ETF’s portfolio turnover rate. If the ETF reinvests the proceeds of the security sold, the ETF will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Frequent Trading Risk. Frequent trading of investments increases the possibility that the ETF will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the ETF’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the ETF’s return.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer effective durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter effective durations. Effective duration is determined by a number of factors including coupon rate, whether the coupon is fixed or floating, time to maturity, call or put features, and various repayment features.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

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Market Risk. Market risk involves the possibility that the value of the ETF’s investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general market, regulatory, political and economic conditions, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Mortgage-Related and Other Asset-Backed Securities Risk. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the ETF holds mortgage-related securities, it may exhibit additional volatility. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may repay their mortgages sooner than expected. This can reduce the ETF’s returns because the ETF may have to reinvest that money at the lower prevailing interest rates. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time, which can cause the market value of the security to fall because the market may view the interest rate as too low for a longer-term investment. The ETF’s investments in other asset-backed securities are subject to similar risks and additional risks associated with the nature of the assets and the servicing of those assets.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

There is no guarantee that all of the ETF’s income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF’s NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF’s net investment income.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

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U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have low credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGER

Orhan Imer is the portfolio manager for the ETF. He has managed the ETF since August 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to an actively managed portfolio of fixed income securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The design of the Shares may provide for greater tax efficiency than mutual fund shares. Specifically, to the extent the ETF redeems Shares in-kind, ETF shareholders may be protected from certain adverse tax consequences associated with mutual fund shares, due to the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales. By contrast, to the extent the ETF redeems Shares in-kind, as opposed to cash, the ETF’s in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions. However, the ETF cannot predict to what extent, if any, it will redeem Shares in-kind rather than cash, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

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ETF Management

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate

Columbia Core Bond Strategy Fund	$0-$500	0.500%
	$500-$1,000	0.495%
	$1,000-$2,000	0.480%
	$2,000-$3,000	0.460%
	$3,000-$6,000	0.450%
	$6,000-$7,500	0.430%
	$7,500-$9,000	0.415%
	$9,000-$10,000	0.410%
	$10,000-$12,000	0.400%
	$12,000-$20,000	0.390%
	$20,000-$24,000	0.380%
	$24,000-$50,000	0.360%
	>$50,000	0.340%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

Portfolio Manager

Orhan Imer is the portfolio manager responsible for the day-to-day management of the ETF.

Orhan Imer, Ph.D, CFA, Portfolio Manager

•	Managed the ETF since August 2011.

•	Portfolio Manager for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined a predecessor firm of Columbia Management Group in 2009.

•	From 2007 to 2009, Dr. Imer was a senior quantitative strategist for the Investment Strategies Group at Bank of America/Merrill Lynch. Prior to joining Bank of America, Dr. Imer was a senior financial engineer at Algorithmics Inc. and a researcher at General Electric’s Global Research Center.

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•	Began his investment career in 2005.

•	Ph.D., University of Illinois at Urbana-Champaign.

The ETF’s Statement of Additional Information provides additional information about the portfolio manager, including other accounts he manages, his ownership in the ETF, and his compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

Other Service Providers

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal period through 2010.

Buying and Selling ETF Shares

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2010, was $2,525,000.

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GMTB.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

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Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

Creation Units may be purchased in exchange for a “Fund Deposit.” A Fund Deposit consists of (i) a basket of securities — known as the In-Kind Creation Basket — and a Balancing Amount, as described below, (ii) a basket of certain in-kind securities and cash (“Partial Cash Value,” and together with the in-kind basket, an “In-Kind/Cash Basket”) or (iii) all cash (the “Cash Value”). In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the “Cash Component.”

In-Kind/Cash Basket. In lieu of depositing the In-Kind Creation Basket and Balancing Amount, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket. The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below. With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of depositing the In-Kind Creation Basket and Balancing Amount or an In-Kind/Cash Basket, a Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Any such purchases will be subject to a variable charge, as explained below. BNY Mellon will publish, on

COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS  11p

a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Deposit of a Cash Value, the Cash Value and Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) and Fund Deposits of In-Kind/Cash Baskets and Cash Values generally must be received two hours prior (with respect to each, the “Order Cut-Off Time”) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day. On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.

Transaction Fee on Purchases of Creation Units. The ETF may impose a “Creation Transaction Fee” on purchases of Creation Units to be paid by the purchaser in cash. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Creation Transaction Fee applied to purchases of Creation Units of the ETF includes two components — a standard fee and a variable charge:

	Transaction Fees
	Standard
ETF	Transaction Fee	Variable Charge

Columbia Core Bond Strategy Fund	$500	Up to 3.0%

With respect to creations involving the in-kind deposit of securities with the ETF through the NSCC’s enhanced clearing process, a flat (or standard) Creation Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time).

The Creation Transaction Fees imposed in creation transactions of the ETF involving an In-Kind/Cash Basket, including a Partial Cash Value, may also include a variable charge of up to 3% of the Partial Cash Value. Similarly, the Creation Transaction Fees imposed in creation transactions of the ETF involving a Cash Value may include a variable charge of up to 3% of the Cash Value.

Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket or In-Kind/Cash Basket may pay additional fees for these services.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a “Fund Redemption.” A Fund Redemption consists of (i) a basket of securities — known as the In-Kind Redemption Basket — and Balancing Amount, (ii) a basket of in-kind securities and Partial Cash Value or (iii) a Cash Value, in all instances equal to the value of a Creation Unit.

In-Kind Redemption Basket. If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too. The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Redemption Basket, a redeeming investor will receive from, or pay to, the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

In-Kind/Cash Basket. In lieu of receiving the In-Kind Redemption Basket and Balancing Amount as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket. The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above. With respect to Fund Redemptions consisting of an In-Kind/Cash Basket, the Partial Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of the In-Kind Redemption Basket and a Balancing Amount or an In-Kind/Cash Basket, Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any

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Fund Redemption consisting of a Cash Value, the Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemptions of Creation Units. The ETF may impose a Redemption Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash. The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC is the same as that applied to creations. (See Transaction Fee on Purchases of Creation Units, page 12p).

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS  13p

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

Distribution and Service Plan

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

Net Asset Value

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

14p  COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

Section 12(d)(1) Information

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Other Distributions and Taxes

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income to shareholders monthly. The ETF distributes its net capital gains, if any, to shareholders annually. The ETF typically earns income dividends from its investments. These amounts, net of expenses, are passed along to ETF shareholders as “income dividend distributions.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS  15p

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

In general, non-exempt distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. All or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

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TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

Premium/Discount Information

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the calendar quarters from inception in the 2010 calendar year and the first two calendar quarters of 2011. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts
NAV vs Bid/Ask Midpoint

COLUMBIA CORE BOND STRATEGY FUND — 2011 PROSPECTUS  17p

Financial Highlights

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the period January 29, 2010 (commencement of offering of shares) through October 31, 2010, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

For the Period
January 29, 2010(1) Through
October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$50.00

Net investment income (loss)(2)	1.39
Net realized and unrealized gain on investments	2.37

Total gain from investment operations	3.76

Less Distributions from:
Net investment income	(1.24)
Net realized gains	—

Total distribution to shareholders	(1.24)

Net asset value, end of period	$52.52

Total Return at NAV(3)	7.62%
Total Return at Market(3)	6.87%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,626

Ratios to average net assets:
Expenses, net of expense waivers(4)	0.35%
Expenses, prior to expense waivers(4)	6.35%
Net investment income, net of waivers(4)	3.60%
Portfolio turnover(5)	122.64%

(1)	Commencement of operations.
(2)	Based on average shares outstanding.
(3)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.
(4)	Annualized.
(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

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If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated February 28, 2011, as supplemented, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call:  800.774.3768

Write:	Columbia Core Bond Strategy Fund
225 Franklin Street
Boston, Massachusetts 02110
Visit:  columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

C-2007-99 A (9/11)

Prospectus

Columbia Large-Cap Growth Equity Strategy Fund (RWG)
(formerly RP Focused Large Cap Growth ETF)

Prospectus February 28, 2011
(as revised September 30, 2011)

This Prospectus provides important information about the Columbia Large-Cap Growth Equity Strategy Fund (“ETF”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Fund Summary	3p
Additional Information About The ETF	8p
ETF Management	9p
Other Service Providers	10p
Buying and Selling ETF Shares	10p
Active Investors and Market Timing	13p
Distribution and Service Plan	14p
Net Asset Value	14p
ETF Website and Disclosure of Portfolio Holdings	15p
Section 12(d)(1) Information	15p
Dividends, Other Distributions and Taxes	15p
Premium/Discount Information	17p
Financial Highlights	18p

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated February 28, 2011, as supplemented (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

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Fund Summary

Columbia Large-Cap Growth Equity Strategy Fund

INVESTMENT OBJECTIVE

Long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.77%
Distribution and/or Service (12b-1) fees:(1)	0.00%
Other Expenses:	2.92%
Total Annual Fund Operating Expenses:	3.69%
Expense Reduction/Reimbursement:(2)	(2.80%)
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement:	0.89%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.89% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:

$91	$869	$1,668	3,759

Portfolio Turnover

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Columbia Large-Cap Growth Equity Strategy Fund seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that the investment manager believes have above-average growth prospects. The ETF invests its net assets in common stocks of U.S. companies that have market capitalizations in the range of companies in the Russell 1000 Growth Index at the time of purchase. The ETF is non-diversified and expects to invest in a limited number of companies. The ETF may invest in US securities tied economically to foreign investments, such as American Depositary Receipts.

The investment manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers, among other factors: overall economic and market conditions; the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation. The ETF may from time to time emphasize one or more economic sectors in selecting its investments.

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The investment manager may sell a security when the security’s price reaches a target set by the investment manager; if the investment manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The ETF will not concentrate its assets in any single industry but may invest more than 25% of its assets in companies in the technology and health care sectors.

The ETF may use options and futures for various purposes, including for hedging and investment purposes. The ETF may also use various different types of swap contracts, and may use certain other derivative instruments.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Depositary Receipts Risks. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Financial Services Stock Risk. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, regulatory developments, and price competition. Profitability can fluctuate significantly when interest rates change. The stocks may also be vulnerable to inflation. Some companies in the financial services industry are subject to extensive government regulation which can limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Credit losses resulting from financial difficulties of borrowers can negatively affect companies in the industry. The financial services industry, as a whole, is currently undergoing relatively rapid change in light of evolving government regulations, industry consolidation and as existing distinctions between financial service segments become less clear.

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Foreign Investing Risk. Foreign investing, including investments in American Depositary Receipts, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, (7) delays in transaction settlement in some foreign markets, and (8) less availability of information for the investment manager to determine a company’s financial condition.

Growth Stock Risk. Growth stocks are subject to the risk that their growth prospects and/or expectations will not be fulfilled, which could result in a substantial decline in their value and adversely impact the ETF’s performance. When growth investing is out of favor, the ETF’s share price may decline even though the companies the ETF holds have sound fundamentals. Growth stocks may also experience higher than average volatility.

Health Care Sector Risk. Companies in the health care sector are subject to extensive government regulation. Their profitability can be affected significantly and adversely by restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, an increased emphasis on outpatient and other alternative services and other factors. Patent protection is integral to the success of companies in the health care sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, pricing pressures and other competitive factors that can materially reduce profitability with respect to such products. Companies in the health care sector also potentially are subject to extensive product liability and other similar litigation. Companies in the health care sector are affected by the rising cost of medical products and services, and the effects of such rising costs can be particularly pronounced for companies that are dependent on a relatively limited number of products or services. Medical products also frequently become obsolete due to industry innovation or other causes. Because the ETF invests a significant portion of its net assets in the equity securities of health care companies, the ETF’s net asset value may be more volatile than an ETF or fund that is invested in a more diverse range of market sectors.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Since the ETF invests most or a substantial portion of its assets in stocks, it is subject to stock market risk. Market risk involves the possibility that the value of the ETF’s investments in stocks will decline due to drops in the stock market. In general, the value of the ETF will move in the same direction as the overall stock market in which the ETF invests, which will vary from day to day in response to the activities of individual companies, as well as general market, regulatory, political and economic conditions.

Non-Diversification Risk. The ETF is non-diversified, which means that it may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF’s NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF’s value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

Recent Market Events Risk. Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on the ETF.

Sector Risk. Because the ETF may emphasize one or more economic sectors or industries, it may be more susceptible to the financial, market or economic conditions or events affecting the particular issuers, sectors or industries in which it invests than funds or ETFs that do not so emphasize. The more a fund or ETF diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Sector Risk. Companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in the technology sector, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Because the ETF invests a significant portion of its net assets in the equity securities of technology companies, the ETF’s price may be more volatile than a fund that is invested in a more diverse range of market sectors.

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Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

The bar chart and table that follow show how the ETF has performed on a calendar year basis and provide an indication of the risks of investing in the ETF by showing changes in the ETF’s performance and by showing how the ETF’s average annual returns compared with a broad measure of market performance. Past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

20% 18% 16% 14% 12% 10% 8% 6% 4% 2% 0% +14.68% 2010

(calendar year)

Best Quarter	Worst Quarter
12.56%	-11.79%
(9/30/10)	(6/30/10)

Average Annual Total Returns

		Since
		Inception
(for the period ended December 31, 2010)	One Year	(10/2/09)

Return Before Taxes	14.68%	18.83%
Return After Taxes on Distributions	14.68%	18.66%
Return After Taxes on Distributions and Sale of Fund Shares	9.54%	15.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	16.71%	22.65%

After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

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INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGERS

Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers for the ETF and have managed the ETF since 2011. Mr. Moore also serves as Chief Investment Officer at Columbia.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed in-kind for securities and/or for cash. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

TAX INFORMATION

Distributions you receive from the ETF are taxed as ordinary income for federal income tax purposes, except to the extent designated as net capital gain, and may also be subject to state or local taxes, unless you are investing through a tax-advantaged retirement plan account or are a tax-exempt investor.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About the ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to a relatively low-cost actively managed portfolio of equity securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then typically for an in-kind basket of securities (and a limited cash amount).

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. Unlike interests in mutual funds, Shares have been designed to be tax-efficient. Specifically, their in-kind creation and redemption feature has been designed to protect ETF shareholders from adverse tax consequences associated with cash transactions in mutual fund shares, including cash redemptions. Nevertheless, to the extent redemptions are effectuated for cash, the ETF may realize capital gains or losses, including in some cases short-term capital gains, upon the sale of portfolio securities to effect a cash redemption. Because the ETF is actively managed, it may generate more taxable gains for shareholders than an index-based ETF, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may lend its securities to broker-dealers and other institutions to earn additional income.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

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ETF Management

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate

Columbia Large-Cap Growth Equity Strategy Fund	$0-$500	0.770%
	$500-$1,000	0.720%
	$1,000-$1,500	0.670%
	$1,500-$3,000	0.620%
	$3,000-$6,000	0.600%
	>$6,000	0.580%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

Portfolio Manager

Thomas Galvin, Richard A. Carter, Todd D. Herget, Colin Moore and Fred Copper are the portfolio managers responsible for the day-to-day management of the ETF.

Thomas M. Galvin, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2007. He was President and Chief Investment Officer of the growth and equity group with U.S. Trust from 2003 to 2007.

•	Began investment career in 1983.

•	BS, Georgetown University; MBA, New York University.

Richard A. Carter, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003.

•	Began investment career in 1993.

•	BA, Connecticut College.

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Todd D. Herget, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998.

•	Began investment career in 1998.

•	BS, Brigham Young University; MBA, University of Notre Dame.

Colin Moore, Portfolio Manager

•	Managed the ETF since May 2011.

•	Chief Investment Officer of the investment manager.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2002.

•	Began investment career in 1983.

•	London Business School — Investment Management Program.

Fred Copper, CFA, Portfolio Manager

•	Managed the ETF since May 2011.

•	Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2005.

•	Began investment career in 1990.

•	BS, Boston College; MBA, University of Chicago.

The ETF’s Statement of Additional Information provides additional information about the portfolio managers, including other accounts they manage, their ownership in the ETF, and their compensation.

APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

Other Service Providers

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal years and periods through 2010.

Buying and Selling ETF Shares

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2010, was $1,543,000.

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

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Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: RWG.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

The Exchange or another market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. Creation Units may be purchased in exchange for a basket of securities (known as the In-Kind Creation Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Creation Basket). The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify

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the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming In-Kind Creation Basket.

Cash Component. In addition to the in-kind deposit of securities, a purchaser will either pay to, or receive from, the ETF an amount of cash (“Balancing Amount”) equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. To the extent a purchaser is not owed a Balancing Amount larger than the Creation Transaction Fee, described below, the purchaser also must pay a Creation Transaction Fee, in cash. The Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process may be charged a higher Creation Transaction Fee (discussed below). A purchase order must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day.

Transaction Fee on Purchase of Creation Units. The ETF may impose a “Creation Transaction Fee” on each purchase of Creation Units. The Creation Transaction Fee for purchases effected through the NSCC’s enhanced clearing process, regardless of the number of Creation Units purchased, is $500.

A charge of up to four (4) times the Creation Transaction Fee noted above may be imposed on purchases outside the NSCC’s enhanced clearing process, including purchases involving nonconforming In-Kind Creation Baskets or cash. Investors who, directly or indirectly, use the services of a broker or other such intermediary to compose a Creation Unit may pay additional fees for these services. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a basket of securities (known as the In- Kind Redemption Basket and a Cash Component) or for an all cash payment (that would be treated as the Cash Component (discussed below) in connection with purchases not involving an In-Kind Redemption Basket).

In-Kind Redemption Basket. Redemption proceeds will generally be paid in kind with a basket of securities known as the In-Kind Redemption Basket. In most cases, the In-Kind Redemption Basket will be the same as the In-Kind Creation Basket for that same day. There will be times, however, when the In-Kind Creation Basket and In-Kind Redemption Baskets differ. The composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board. The ETF may honor a redemption request with a nonconforming In-Kind Redemption Basket.

Cash Component. Depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket, a redeeming investor will either receive from, or pay to, the ETF a Balancing Amount in cash. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the close of regular trading on the NYSE on that date, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemption of Creation Units. The ETF imposes a “Redemption Transaction Fee” on each redemption of Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC, and on nonconforming redemptions, is the same as the Creation Transaction Fee (see above on this page 12p). The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units.

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

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Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

Active Investors and Market Timing

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor, principally in exchange for a basket of securities. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

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Distribution and Service Plan

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

Net Asset Value

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

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ETF Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

Section 12(d)(1) Information

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Other Distributions and Taxes

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income, and distributes its net capital gains, if any, to shareholders annually. The ETF typically earns dividends from stocks in which it invests. These amounts, net of expenses, are passed along to ETF shareholders as “income dividends.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain dividends.”

Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions by the ETF generally are taxable to you as ordinary income or capital gains. Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income, net short-term capital gain in excess of net long-term capital loss, and net gains or losses from certain foreign currency transactions) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

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Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year. Distributions by the ETF that qualify as “qualified dividend income” are taxable to you at the long-term capital gain rate through 2012 and, without Congressional action, will be taxable as ordinary income thereafter. In order for a distribution by the ETF to be treated as qualified dividend income, it must be attributable to dividends the ETF receives on stock of most domestic corporations and certain foreign corporations with respect to which the ETF satisfies certain holding period and other requirements and you must meet similar requirements with respect to the ETF’s Shares.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Corporate shareholders are generally eligible for the 70% dividends-received deduction with respect to the ETF’s ordinary income dividends, but not its capital gain dividends, to the extent the ETF designates such dividends as qualifying for this deduction, except that the aggregate amount so designated in any year cannot exceed the dividends received by the ETF from domestic corporations.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications. You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received with respect to such Shares. In addition, all or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges equity securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

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If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

Premium/Discount Information

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the 2010 calendar year and the first two calendar quarters of 2011. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

Frequency Distribution of Premiums and Discounts
NAV vs Bid/Ask Midpoint

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Financial Highlights

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the fiscal year ended October 31, 2010 and the period October 2, 2009 (commencement of offering of shares) through October 31, 2009, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

	For the	For the Period
	Year Ended	October 2, 2009(1) through
	October 31, 2010	October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$25.09	$25.00

Net investment income (loss)(2)	(0.06)	—	(3)
Net realized and unrealized gain on investments	4.73	0.09

Total gain from investment operations	4.67	0.09

Less Distributions from:
Net investment income	(0.04)	—
Net realized gains	(0.10)	—

Total distribution to shareholders	(0.14)	—

Net asset value, end of period	$29.62	$25.09

Total Return at NAV(4)	18.64%	0.36%
Total Return at Market(4)	18.31%	0.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$8,887	$2,509

Ratios to average net assets:
Expenses, net of expense waivers(5)	0.89%	0.89%
Expenses, prior to expense waivers(5)	3.57%	17.36%
Net investment income, net of waivers(5)	(0.22% )	(0.08%	)
Portfolio turnover(6)	51.37%	5.67%

(1)	Commencement of offering of shares.
(2)	Based on average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser.
(5)	Annualized.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

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If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated February 28, 2011, as supplemented, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call:  800.774.3768

Write: Columbia Large-Cap Growth Equity Strategy Fund
   225 Franklin Street
   Boston, Massachusetts 02110
Visit:  columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

C-2005-99 A (9/11)

Prospectus

Columbia Intermediate Municipal Bond Strategy Fund (GMMB)
(formerly Grail McDonnell Intermediate Municipal Bond ETF)

Prospectus February 28, 2011
(as revised September 30, 2011)

This Prospectus provides important information about the Columbia Intermediate Municipal Bond Strategy Fund (“ETF”) that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Shares of the ETF (“Shares”) are listed and traded on NYSE Arca, Inc. (“Exchange”).

 Not FDIC Insured - May Lose Value - No Bank Guarantee

Fund Summary	3p
Additional Information About The ETF	8p
ETF Management	9p
Other Service Providers	10p
Buying and Selling ETF Shares	10p
Active Investors and Market Timing	14p
Distribution and Service Plan	14p
Net Asset Value	14p
ETF Website and Disclosure of Portfolio Holdings	15p
Section 12(d)(1) Information	15p
Dividends, Other Distributions and Taxes	15p
Premium/Discount Information	17p
Financial Highlights	19p

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and the ETF’s Statement of Additional Information dated February 28, 2011, as supplemented (which is incorporated by reference into this Prospectus and is legally a part of this Prospectus) and, if given or made, such information or representations may not be relied upon as having been authorized by us.

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Fund Summary

Columbia Intermediate Municipal Bond Strategy Fund

INVESTMENT OBJECTIVE

High level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the ETF.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee:	0.48%
Distribution and/or service (12b-1) fees:(1)	0.00%
Other Expenses:	5.29%
Total Annual Fund Operating Expenses:	5.77%
Expense Reduction/Reimbursement:(2)	(5.42%	)
Total Annual Fund Operating Expenses after Expense Reduction/Reimbursement:	0.35%

(1)	Pursuant to a 12b-1 Distribution and Service Plan, the ETF may bear a 12b-1 fee not to exceed 0.25% per annum of the ETF’s average daily net assets. However, no such fee is currently paid by the ETF, and the Board has not currently approved any payments under the plan.
(2)	Columbia has contractually agreed to reduce its fees and/or reimburse ETF expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit Total Annual Fund Operating Expenses for Shares of the ETF to 0.35% of the ETF’s average net assets (“Expense Cap”). The Expense Cap will remain in effect until May 20, 2012. The Expense Cap may be terminated earlier only upon the approval of the Board. Columbia may recoup fees reduced or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

Example

The following example is intended to help you compare the cost of investing in the ETF with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the ETF provides a return of 5% a year and that operating expenses remain the same. The example includes contractual commitments to waive fees and reimburse expenses expiring as indicated in the preceding table. This example does not reflect the brokerage commissions that you may pay to buy and sell Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years

$36	$1,234	$2,414	$5,286

Portfolio Turnover

The ETF may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF’s performance. During the most recent fiscal year, the ETF’s portfolio turnover rate was 92% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF will typically invest in municipal securities and will invest, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes, although interest paid on municipal securities may be subject to the alternative minimum tax. The ETF’s investments generally include municipal securities with a full range of maturities and broad issuer and geographic diversification. While the ETF may invest in securities of any maturity, under normal circumstances, the dollar-weighted average maturity of the portfolio is expected to range from three to ten years.

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The investment manager evaluates a number of factors in identifying investment opportunities and constructing the ETF’s portfolio. The investment manager considers local, national and global economic conditions, market conditions, interest rate movements and other relevant factors to determine the allocation of the ETF’s assets among different issuers, industry sectors and maturities. The investment manager, in connection with selecting individual investments for the ETF, evaluates a security based on its potential to generate income and/or capital appreciation. The investment manager considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The investment manager may sell a security if the investment manager believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The ETF invests primarily in investment grade securities, which are securities rated in one of the top four credit quality categories by at least one nationally recognized statistical rating organization rating that security (a “rating agency”). The ETF considers pre-refunded bonds or escrowed to maturity municipal securities, regardless of rating, to be investment grade securities. The ETF may invest up to 20% of its net assets in high yield securities or below investment-grade securities rated BB+ (or comparable) or below by a rating agency or, if unrated, determined by the investment manager to be of comparable quality. The ETF may also invest in debt securities with interest payments exempt from federal income issued by mutual funds that invest in such securities.

The ETF may invest in derivative instruments, such as futures, interest rate, total return and credit default swaps, structured notes and options, and may use other derivative instruments. Investments in derivatives must be consistent with the ETF’s investment objective and may only be used to manage risk and not to enhance leverage.

PRINCIPAL RISKS

An investment in the ETF involves risk, including those described below. The value of the ETF’s holdings may decline, and the ETF’s share price may go down.

Changing Distribution Levels Risk. The amount of the distributions paid by the ETF generally depends on the amount of interest and/or dividends received by the ETF on the securities it holds. The ETF may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the ETF receives from its investments decline.

Credit Risk. Credit risk is the risk that the inability or perceived inability of an issuer to make interest and principal payments will cause the value of its securities to decrease, and cause the ETF a loss. If an issuer’s financial health deteriorates, it may result in a reduction of the credit rating of the issuer’s securities and may lead to the issuer’s inability to honor its obligations, including making timely payment of interest and principal. Although a downgrade of a bond’s credit ratings may not affect its price, a decline in credit quality may make bonds less attractive, thereby increasing the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

The fixed income securities held by the ETF are subject to the risk that the issuer will be unwilling or unable to satisfy its obligations to the ETF, including the periodic payment of interest or the payment of principal upon maturity.

Rating agencies are private services that provide ratings of the credit quality of fixed income securities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risks. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. Further, rating agencies may end coverage of a previously-rated security. The ETF will not necessarily sell a security if its rating is reduced. The investment manager does not rely solely on credit ratings, and develops its own analysis of issuer credit quality. The ETF may purchase unrated securities (which are not rated by a rating agency) if the investment manager determines that the security is of comparable quality to a rated security that the ETF may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the investment manager may not accurately evaluate the security’s comparative credit rating.

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Derivatives Risk. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as LIBOR) or market indices (such as the Standard & Poor’s (S&P) 500® Index). Derivatives involve special risks and may result in losses or may limit the ETF’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the ETF to lose more money than it would have lost had it invested in the underlying security or other asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the ETF’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the ETF’s derivative positions at times when the ETF might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The ETF also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all.

ETF Risk. The Shares may trade above or below their net asset value (“NAV”). The NAV of the ETF will generally fluctuate with changes in the market value of the ETF’s holdings. The market prices of Shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the Exchange. The trading price of Shares may deviate significantly from NAV during periods of market volatility. The investment manager cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the ETF. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the ETF’s portfolio holdings are fully disclosed on a daily basis, the investment manager believes that large discounts or premiums to the NAV of Shares should not be sustained.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Generally, the value of debt securities falls as interest rates rise. Fixed income securities differ in their sensitivities to changes in interest rates. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter maturities.

Liquidity Risk. Liquidity risk exists with respect to investments that are or become difficult to sell. During periods of market turbulence or low trading activity, in order to meet redemptions it may be necessary for the ETF to sell securities at prices or times that are disadvantageous to the ETF. Additionally, the market for certain investments may be or become illiquid independent of any specific adverse changes in the conditions of a particular issuer. To the extent the ETF uses derivatives or invests in lower-rated securities, it will tend to have increased exposure to liquidity risk.

The ETF may invest in unregistered securities, including Rule 144A securities, that are purchased directly from the issuer or in the secondary market and are subject to limitations on resale. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the ETF might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments.

Management Risk. Securities selected by the investment manager may not perform as expected. This could result in the ETF’s underperformance compared to other funds with similar investment objectives.

Market Risk. Market risk involves the possibility that the value of the ETF’s investments will decline, sometimes unpredictably or rapidly, due to drops in the securities markets generally or particular industries represented in the securities markets. The prices of and the income generated by securities held by the ETF may decline in response to certain events, including those directly involving the companies and governments whose securities are owned by the ETF, general market, regulatory, political and economic conditions, and interest rate fluctuations. Market turbulence in financial markets occurs from time to time at various levels, and can be extreme, resulting in reduced liquidity in credit and fixed income markets, which would likely have a negatively affect on many issuers worldwide and an adverse effect on the ETF.

Municipal Securities Risk. Municipal securities are subject to interest rate, credit and market risk. The ETF’s investments in municipal securities will be sensitive to events that affect municipal markets, including legislative or political changes and the financial condition of the issuers of municipal securities. The ETF will be more sensitive to a particular adverse economic, business or political development if it invests a substantial portion of its assets in the bonds of similar projects (such as those relating to education, health care, housing, transportation or utilities), industrial development bonds, or in bonds from issuers in a single state.

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There is no guarantee that all of the ETF’s income from municipal securities will be exempt from federal or state income taxes. Income from municipal bonds held by the ETF could be declared taxable due to unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. Events occurring after the date of issuance of a municipal bond or after the ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the ETF to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to lose value.

Non-Investment Grade Securities Risk. Below investment-grade securities, or “junk bonds,” are more likely to pose a credit risk, as the issuers of these securities are more likely to have problems making interest and principal payments than issuers of higher-rated securities. Lower-rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade securities, and prices of these securities may be more sensitive to adverse economic downturns or individual corporate developments. If the issuer of the securities defaults, the ETF may incur additional expenses to seek recovery. The secondary market in which below investment-grade securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading markets could adversely affect the price at which the ETF could sell a particular security, and could cause large fluctuations in the ETF’s NAV. Adverse publicity and investor perceptions may decrease the value and liquidity of lower-rated securities.

Prepayment Risk. If interest rates fall, it is possible that issuers of certain bonds will call, or prepay, their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the ETF would likely have to replace the called security with a lower yielding security resulting in a decrease in the ETF’s net investment income.

Reinvestment Risk. Income from the ETF’s debt securities portfolio will decline if and when the ETF invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the ETF’s portfolio.

Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. Further, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the ETF will continue to be met or will remain unchanged.

An investment in the ETF is not a deposit in a bank and it is not guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

PERFORMANCE

Because the ETF has not yet completed a calendar year of investment operations, performance information is not yet available. The ETF’s past performance (before and after taxes) does not necessarily indicate how the ETF will perform in the future. For current performance information, please visit www.columbiamanagementetf.com. Columbia has been the ETF’s investment manager since May 20, 2011.

INVESTMENT ADVISER

Columbia Management Investment Advisers, LLC (“Columbia” or the “investment manager”) serves as the investment manager of the ETF.

PORTFOLIO MANAGER

Brian McGreevy is the portfolio manager for the ETF and has managed the ETF since 2011.

PURCHASE AND SALE OF ETF SHARES

The ETF issues and redeems Shares on a continuous basis only in large blocks of Shares, typically 50,000 Shares, called “Creation Units.” Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Once created, individual Shares generally trade in the secondary market at market prices that change throughout the day. Market prices of Shares may be greater or less than their NAV.

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TAX INFORMATION

Distributions you receive from the ETF are generally not subject to federal income tax. However, the ETF may distribute taxable dividends, including distributions of short-term capital gains, which are subject to federal taxation as ordinary income. The ETF’s distributions of net long-term capital gains are taxable as long-term capital gains for federal income tax purposes. In addition, a portion of the ETF’s distributions may be subject to the federal alternative minimum tax.

PURCHASES THROUGH BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Shares through a broker-dealer or other financial intermediary, the ETF and its related companies may pay the intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Additional Information About The ETF

HOW IS THE ETF DIFFERENT FROM INDEX ETFs?

Whereas index-based ETFs seek to replicate the holdings of a specified index, the ETF uses an actively managed investment strategy to meet its investment objective. Thus, the ETF’s investment manager has the discretion on a daily basis to choose securities for the ETF’s portfolio consistent with the ETF’s investment objective.

The ETF is designed for investors who seek exposure to an actively managed portfolio of fixed income securities. The ETF may be suitable for long-term investment and may also be used as an asset allocation tool or as a trading instrument.

HOW IS THE ETF DIFFERENT FROM MUTUAL FUNDS?

Redeemability. Mutual fund shares may be bought from, and redeemed with, the issuing fund for cash at NAV typically calculated once at the end of the day. Shares of the ETF, by contrast, cannot be purchased from or redeemed with the ETF except by or through Authorized Participants (defined below), and then only for cash and/or an in-kind basket of securities.

Exchange Listing. Unlike mutual fund shares, Shares are listed for trading on the Exchange. An organized trading market is expected to exist for the Shares. Investors can purchase and sell Shares on the secondary market through a broker. Investors purchasing Shares in the secondary market through a brokerage account or with the assistance of a broker may be subject to brokerage commissions and charges. Secondary-market transactions do not occur at NAV, but at market prices that change throughout the day, based on the supply of, and demand for, Shares and on changes in the prices of an ETF’s portfolio holdings. The market price of Shares may differ from the NAV of the ETF. The difference between market price of Shares and the NAV of the ETF is called a premium when the market price is above the reported NAV and called a discount when the market price is below the reported NAV, and the difference is expected to be small most of the time, though it may be significant, especially in times of extreme market volatility.

Tax Treatment. The design of the Shares may provide for greater tax efficiency than mutual fund shares. Specifically, to the extent the ETF redeems Shares in-kind, ETF shareholders may be protected from certain adverse tax consequences associated with mutual fund shares, due to the mutual fund’s need to sell portfolio securities to obtain cash to meet such redemptions and, as necessary, recognize taxable gains in connection with such sales. By contrast, to the extent the ETF redeems Shares in-kind, as opposed to cash, the ETF’s in-kind redemption mechanism would reduce, relative to a mutual fund, taxable gains resulting from redemptions. However, the ETF cannot predict to what extent, if any, it will redeem Shares in-kind rather than cash, particularly during the ETF’s growth stages when portfolio changes are more likely to be implemented within the ETF rather than through the in-kind redemption mechanism.

ADDITIONAL INFORMATION ABOUT THE ETF’s PRINCIPAL INVESTMENT STRATEGIES AND RISKS

This Prospectus does not describe all of the ETF’s investment practices. Additional information about the ETF’s risks and investments can be found in the ETF’s SAI.

The ETF may from time to time take temporary defensive investment positions that are inconsistent with the ETF’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions including, for example, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. Money market funds are not insured or guaranteed by the FDIC or any other government agency. The ETF and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the ETF may invest. The investment manager and its affiliates receive fees from affiliated funds for providing advisory and other services in addition to the fees which the investment manager is entitled to receive from the ETF for services provided directly. The ETF may not achieve its investment objective while it is investing defensively. During these times, the portfolio managers may make frequent securities trades, which could result in increased trading expenses and taxes, and decreased performance.

The ETF’s portfolio holdings as of the time the ETF calculates its NAV are disclosed daily on the ETF’s website after the close of trading on the Exchange each day, and prior to the opening of trading on the Exchange on the following day.

A description of the ETF’s policies and procedures with respect to the disclosure of the ETF’s portfolio holdings is available in the ETF’s Statement of Additional Information. Information about the premiums and discounts at which the ETF’s shares have traded is available at www.columbiamanagementetf.com.

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ETF Management

Columbia acts as the ETF’s investment manager. Columbia is located at 225 Franklin Street, Boston, MA 02110 and serves as investment manager to the Columbia Funds. Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise”). Ameriprise is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to ETFs, mutual funds and closed-end funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Columbia is responsible for overseeing the management and business affairs of the ETF, the provision of all administrative services to the ETF and has discretion to purchase and sell securities in accordance with the ETF’s objectives, policies, and restrictions. Columbia has entered into an Investment Management Services Agreement, dated May 20, 2011, with respect to the ETF. Pursuant to that agreement, the ETF pays Columbia a management fee for the services and facilities it provides payable on a monthly basis at the annual rate set forth in the table below, calculated as a percentage of the ETF’s average daily net assets. Columbia has contractually agreed to waive fees and/or reimburse the ETF’s expenses as described under the “Fees and Expenses” table above; any such waiver or reimbursement would increase the ETF’s performance.

ETF	Assets (millions)	Management Fee Rate

Columbia Intermediate Municipal Bond Strategy Fund	$0-$500	0.480%
	$500-$1,000	0.475%
	$1,000-$2,000	0.445%
	$2,000-$3,000	0.420%
	$3,000-$6,000	0.385%
	$6,000-$9,000	0.360%
	$9,000-$10,000	0.350%
	$10,000-$12,000	0.340%
	$12,000-$15,000	0.330%
	$15,000-$24,000	0.320%
	$24,000-$50,000	0.300%
	>$50,000	0.290%

Columbia also serves as manager to registered mutual funds and closed-end funds and advises other accounts with investment programs that are substantially similar to the ETF. The ETF’s portfolio holdings are disclosed on a more frequent basis than the registered mutual funds.

Although the ETF does not presently engage sub-advisers, the ETF and Columbia have received exemptive relief from the SEC under which they may use a “Manager of Managers” structure, and shareholders of the ETF have approved this structure. Using this structure, Columbia, subject to oversight by the Board, would oversee any sub-adviser and recommend to the Board the hiring and termination of sub-advisers. The exemptive relief permits Columbia, with the approval of the Board but without shareholder approval, to materially amend the contract (including to change the fees paid to a sub-adviser) of and/or appoint a replacement for any sub-adviser (provided the appointee is not affiliated with Columbia). Under the exemption, within 90 days after such action, affected shareholders would receive information about it, and the Prospectus would be supplemented as necessary.

Portfolio Manager

Brian McGreevy is the portfolio manager responsible for the day-to-day management of the ETF.

Brian M. McGreevy, Portfolio Manager

•	Managed the ETF since May 2011.

•	Director and Senior Portfolio Manager for the investment manager.

•	Joined the investment manager in May 2010 when it acquired Columbia Management Group. Joined Fleet Investment Advisors, a predecessor firm of Columbia Management Group, in 1994.

•	Began investment career in 1982.

•	BS, University of Massachusetts at Dartmouth; MLA, Harvard University Extension School.

The ETF’s Statement of Additional Information provides additional information about the portfolio manager, including other accounts he manages, his ownership in the ETF, and his compensation.

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APPROVAL OF ADVISORY AGREEMENTS

A discussion regarding the basis for the Board’s approval of the Investment Management Services Agreement is available in the ETF’s report to shareholders dated April 30, 2011.

Other Service Providers

ALPS Distributors, Inc. (“Distributor”), 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the distributor of Creation Units for the ETF on an agency basis. The Distributor does not maintain a secondary market in Shares.

BNY Mellon Corporation (“BNY Mellon”), One Wall Street, New York, New York 10286, is the administrator, fund accountant, transfer agent and custodian for the ETF.

K&L Gates LLP, 1601 K Street, NW, Washington, DC 20006 serves as legal counsel to the ETF.

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, serves as the ETF’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the ETF. A different independent registered public accounting firm audited the annual financial statements of the ETF for its fiscal period through 2010.

Buying and Selling ETF Shares

Shares are issued or redeemed by the ETF at NAV per Share only in Creation Units of 50,000 Shares. The value of one Creation Unit of the ETF, as of December 31, 2010, was $2,484,000.

Shares trade on the secondary market, however, which is where most retail investors will buy and sell Shares. It is expected that only a limited number of institutional investors will purchase and redeem shares directly from the ETF. Thus, certain information in this Prospectus is not relevant to most retail investors. For example, information about buying and redeeming Shares directly with the ETF and about transaction fees imposed on such purchases and redemptions is not relevant to most retail investors.

Except when aggregated in Creation Units, Shares are not redeemable with the ETF. Additional information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

BUYING AND SELLING SHARES ON THE SECONDARY MARKET

Most investors will buy and sell Shares in secondary market transactions through brokers and therefore, must have a brokerage account to buy and sell Shares. Shares can be bought or sold through your broker throughout the trading day like shares of any publicly traded issuer. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered prices in the secondary market for Shares. The price at which you buy or sell Shares (i.e., the market price) may be more or less than the NAV of the Shares. Unless imposed by your broker, there is no minimum dollar amount you must invest in the ETF and no minimum number of Shares you must buy.

Shares of the ETF are listed on NYSE Arca, Inc. (the Exchange) under the symbol: GMMB.

The Exchange is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

For information about buying and selling Shares on the Exchange or in the secondary markets, please contact your broker or dealer.

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Book Entry. Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”), or its nominee, is the registered owner of all outstanding Shares of the ETF and is recognized as the owner of all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely on the procedures of DTC and its participants. These procedures are the same as those that apply to any stocks that you hold in book entry or “street name” through your brokerage account. Your account information will be maintained by your broker, which will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information. Your broker also will be responsible for distributing income dividends and capital gain distributions and for ensuring that you receive shareholder reports and other communications from the ETF.

Share Trading Prices. The trading prices of the ETF’s Shares may differ from the ETF’s daily NAV and can be affected by market forces of supply and demand for the ETF’s shares, the prices of the ETF’s portfolio securities, economic conditions and other factors.

A market information provider intends to disseminate the approximate value of the ETF’s portfolio every fifteen seconds. This approximate value should not be viewed as a “real-time” update of the NAV of the ETF because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The quotations for certain investments may not be updated during U.S. trading hours if such holdings do not trade in the U.S., except such quotations may be updated to reflect currency fluctuations. The ETF is not involved in, or responsible for, the calculation or dissemination of the approximate values and makes no warranty as to the accuracy of these values.

BUYING SHARES DIRECTLY FROM THE ETF

You can purchase Shares directly from the ETF only in Creation Units or multiples thereof. The number of Shares in a Creation Unit may, but is not expected to, change over time. The ETF will not issue fractional Creation Units. The ETF reserves the right to reject any purchase request at any time, for any reason, and without notice. The ETF can stop selling Shares or postpone payment of redemption proceeds at times when the Exchange is closed or under any emergency circumstances as determined by the Securities and Exchange Commission (“SEC”).

Creation Units may be purchased in exchange for a “Fund Deposit.” A Fund Deposit consists of (i) a basket of securities — known as the In-Kind Creation Basket — and a Balancing Amount, as described below, (ii) a basket of certain in-kind securities and cash (“Partial Cash Value,” and together with the in-kind basket, an “In-Kind/Cash Basket”) or (iii) all cash (the “Cash Value”). In all instances the value of the Fund Deposit will be equal to the value of the Creation Unit.

To purchase Shares directly from the ETF, you must be an Authorized Participant or you must purchase through a broker that is an Authorized Participant. An “Authorized Participant” is a participant of the Continuous Net Settlement System of the NSCC or the DTC that has executed a Participant Agreement with the Distributor. The Distributor will provide a list of Authorized Participants upon request. Authorized Participants may purchase Creation Units of Shares, and sell individual Shares on the Exchange. See “Continuous Offering” below.

In-Kind Creation Basket. On each business day, prior to the opening of trading on the Exchange, BNY Mellon will post on the NSCC bulletin board the In-Kind Creation Basket for the ETF for that day. The In-Kind Creation Basket will identify the name and number of shares of each security that must be contributed to the ETF for each Creation Unit purchased. The ETF reserves the right to accept a nonconforming or “custom” In-Kind Creation Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Creation Basket, a purchaser will typically pay to the ETF a “Balancing Amount” equal to the difference between the NAV of a Creation Unit and the value of the securities in the In-Kind Creation Basket. The Balancing Amount ensures that the consideration paid by an investor for a Creation Unit is exactly equal to the value of the Creation Unit. BNY Mellon will publish, on a daily basis, information about the previous day’s Balancing Amount. With respect to Fund Deposits of an In-Kind Creation Basket, the Balancing Amount and the Creation Transaction Fee, taken together, are referred to as the “Cash Component.”

In-Kind/Cash Basket. In lieu of depositing the In-Kind Creation Basket and Balancing Amount, the purchaser of a Creation Unit may make a Fund Deposit of an In-Kind/Cash Basket. The cash portion of such a Fund Deposit is known as the Partial Cash Value and will be subject to a variable charge, as explained below. With respect to Fund Deposits of In-Kind/Cash Baskets, the Partial Cash Value and the Creation Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of depositing the In-Kind Creation Basket and Balancing Amount or an In-Kind/Cash Basket, a Fund Deposit may consist solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Any such purchases will be subject to a variable charge, as explained below. BNY Mellon will publish, on

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a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Deposit of a Cash Value, the Cash Value and Creation Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Purchase Orders. All purchase orders must be placed by or through an Authorized Participant. Purchase orders will be processed either through a manual clearing process run by DTC or through an enhanced clearing process that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the NSCC. Authorized Participants that do not use the NSCC’s enhanced clearing process for Fund Deposits of In-Kind Creation Baskets of the ETF may be charged a higher Creation Transaction Fee (discussed below). Fund Deposits of In-Kind Creation Baskets generally must be received by the Distributor prior to the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) and Fund Deposits of In-Kind/Cash Baskets and Cash Values generally must be received two hours prior (with respect to each, the “Order Cut-Off Time”) on the day the order is placed, and all other procedures set forth in the Participant Agreement must be followed, in order to receive the NAV determined on that day. On days when the NYSE or the bond markets close earlier than normal (for example, the day before a holiday), the ETF may require purchase orders to be placed earlier in the day.

Transaction Fee on Purchases of Creation Units. The ETF may impose a “Creation Transaction Fee” on purchases of Creation Units to be paid by the purchaser in cash. The Creation Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with issuing Creation Units.

The Creation Transaction Fee applied to purchases of Creation Units of the ETF includes two components — a standard fee and a variable charge:

	Transaction Fees
	Standard		Variable
ETF	Transaction Fee		Charge

Columbia Intermediate Municipal Bond Strategy Fund	$500	*	Up to 3.0%

*	The Creation Transaction Fee may be higher for transactions outside NSCC’s enhanced clearing process.

With respect to creations involving the in-kind deposit of securities with the ETF through the NSCC’s enhanced clearing process, a flat (or standard) Creation Transaction Fee applies, regardless of the number of Creation Units purchased on a business day (assuming, in the case of multiple orders on the same day, that the orders are received at or near the same time). With respect to creations involving the in-kind deposit of securities with the ETF “outside” the NSCC’s enhanced clearing process, a higher standard Creation Transaction Fee may be imposed on each Creation Unit purchase of the ETF.

The Creation Transaction Fees imposed in creation transactions of the ETF involving an In-Kind/Cash Basket, including a Partial Cash Value, may also include a variable charge of up to 3% of the Partial Cash Value. Similarly, the Creation Transaction Fees imposed in creation transactions of the ETF involving a Cash Value may include a variable charge of up to 3% of the Cash Value.

Investors who, directly or indirectly, use the services of a broker or other such intermediary to compile the securities in the In-Kind Creation Basket or In-Kind/Cash Basket may pay additional fees for these services.

REDEEMING SHARES DIRECTLY FROM THE ETF

You may redeem Shares directly from the ETF only in Creation Units or multiples thereof. To redeem Shares directly with the ETF, you must be an Authorized Participant or you must redeem through an Authorized Participant. Creation Units may be redeemed in exchange for a “Fund Redemption.” A Fund Redemption consists of (i) a basket of securities — known as the In-Kind Redemption Basket — and Balancing Amount, (ii) a basket of in-kind securities and Partial Cash Value or (iii) a Cash Value, in all instances equal to the value of a Creation Unit.

In-Kind Redemption Basket. If different from the In-Kind Creation Basket, the composition of the In-Kind Redemption Basket will be available on the NSCC bulletin board; otherwise, the In-Kind Creation Basket posted may be assumed to be the In-Kind Redemption Basket, too. The ETF may honor a redemption request with a nonconforming or “custom” In-Kind Redemption Basket.

Balancing Amount and Cash Component. In addition to the In-Kind Redemption Basket, a redeeming investor will receive from, or pay to, the ETF a Balancing Amount in cash, depending on whether the NAV of a Creation Unit is higher or lower than the value of the securities in the In-Kind Redemption Basket. If due to receive a Balancing Amount, the amount actually received will be reduced by the amount of the applicable Redemption Transaction Fee, described below. The Balancing Amount and the Redemption Transaction Fee, taken together, are referred to as the Cash Component.

In-Kind/Cash Basket. In lieu of receiving the In-Kind Redemption Basket and Balancing Amount as a Fund Redemption, the redeemer of a Creation Unit may instead elect to receive an In-Kind/Cash Basket. The cash portion is known as the Partial Cash Value and will be subject to a variable charge, as explained above. With respect to Fund Redemptions consisting of an

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In-Kind/Cash Basket, the Partial Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Cash Value. In lieu of the In-Kind Redemption Basket and a Balancing Amount or an In-Kind/Cash Basket, Creation Units may be redeemed for a Fund Redemption consisting solely of cash in an amount equal to the NAV of a Creation Unit, which amount is referred to as the Cash Value. Such redemptions will be subject to a variable charge, as explained above. BNY Mellon will publish, on a daily basis, information about the Cash Value of a Creation Unit. With respect to any Fund Redemption consisting of a Cash Value, the Cash Value and Redemption Transaction Fee, taken together, are referred to as the Cash Component.

Placement of Redemption Orders. As with purchases, redemptions must be processed either through the DTC process or the enhanced NSCC process. A redemption order is deemed received on the date of transmittal if it is received by the Distributor prior to the Order Cut-Off Time on that date, unless the NYSE or the bond markets close early that day in which case the ETF may require redemption orders to be received earlier in the day, and if all other procedures set forth in the Participant Agreement are followed.

Transaction Fee on Redemptions of Creation Units. The ETF may impose a Redemption Transaction Fee on redemptions of Creation Units to be paid by the redeeming investor in cash. The Redemption Transaction Fee is paid to the ETF. The fee is designed to protect existing shareholders of the ETF from the costs associated with redeeming Creation Units. The amount of the Redemption Transaction Fee on redemptions effected through the NSCC and DTC is the same as that applied to creations. (See Transaction Fee on Purchases of Creation Units, page 12p).

Legal Restrictions on Transactions in Certain Securities. An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the ETF’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the In-Kind Creation Basket applicable to the purchase of a Creation Unit.

Creations and redemptions of Shares will be subject to compliance with applicable federal and state securities laws, including that securities accepted for deposit and securities used to satisfy redemption requests are sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (“Securities Act”). The ETF (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that an investor could not lawfully purchase or the ETF could not lawfully deliver specific securities under such laws or the local laws of a jurisdiction in which the ETF invests. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in an In-Kind Redemption Basket may be paid an equivalent amount of cash. An Authorized Participant or redeeming investor for which it is acting that is not a qualified institutional buyer (QIB) as defined in Rule 144A under the Securities Act will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

Continuous Offering. You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the ETF. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that you perform with respect to the sale of Shares could, depending on the circumstances, result in your being deemed to be a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act. For example, you could be deemed a statutory underwriter if you purchase Creation Units from the issuing ETF, break them down into the constituent Shares, and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the Investment Company Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

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Active Investors and Market Timing

The Board has determined not to adopt policies and procedures designed to prevent or monitor for frequent purchases and redemptions of the ETF’s Shares because investors primarily transact in ETF Shares on the secondary market. Frequent trading of Shares on the secondary market does not disrupt portfolio management, increase the ETF’s trading costs, lead to realization of capital gains or otherwise harm ETF shareholders because these trades do not involve the issuance or redemption of ETF Shares.

The ETF sells and redeems its Shares at NAV only in Creation Units pursuant to the terms of a Participant Agreement between the Authorized Participant and the Distributor. With respect to such trades directly with the ETF, to the extent effected in-kind (i.e., for securities), they do not cause the harmful effects that may result from frequent cash trades.

The Board recognized that to the extent that the ETF allows or requires trades to be effected in whole or in part in cash, those trades could result in dilution to an ETF and increased transaction costs, which could negatively impact the ETF’s ability to achieve its investment objective. The Board also recognized, however, that direct trading by Authorized Participants is critical to ensuring that the ETF’s Shares trade at or close to NAV. Further, the ETF may employ fair valuation pricing to minimize the potential for dilution from market timing. Moreover, the ETF imposes transaction fees on purchases and redemptions of ETF Shares, which increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the ETF’s costs increase in those circumstances. The ETF reserves the right to impose additional restrictions on disruptive, excessive or short-term purchases.

Distribution and Service Plan

The ETF has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act. Under the Plan, the ETF is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the ETF may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the Investment Company Act.

No distribution or service fees are currently paid by the ETF, however, and there are no current plans to impose these fees. In the event Rule 12b-1 fees are charged, over time they would increase the cost of an investment in the ETF.

Net Asset Value

The net asset value, or NAV, of Shares is calculated each business day as of the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time, however, U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that an early closing time is announced.

The ETF calculates its NAV per Share by:

•	Taking the current market value of its total assets,

•	Subtracting any liabilities, and

•	Dividing that amount by the total number of Shares owned by shareholders.

If you buy or sell Shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV only if you purchase or redeem your Shares in Creation Units.

Because securities listed on foreign exchanges may trade on weekends or other days when the ETF does not price its Shares, the NAV of the ETF, to the extent it may hold foreign securities, may change on days when shareholders will not be able to purchase or sell Shares.

When calculating the NAV of the ETF’s Shares, expenses are accrued and applied daily and stocks held by the ETF are valued at their market value when reliable market quotations are readily available. Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Certain equity securities, debt securities and other assets are valued differently. For instance, fixed-income investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Investments in open-end funds are valued at their NAVs. Both market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the ETF’s Board.

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If a market price is not readily available or is deemed not to reflect market value, the ETF will determine the price of the security held by the ETF based on a determination of the security’s fair value pursuant to a policy approved by the ETF’s Board. In addition, the ETF may use fair valuation to price securities that trade on a foreign exchange, if any, when a significant event has occurred after the foreign exchange closes but before the time at which the ETF’s NAV is calculated. Foreign exchanges typically close before the time at which ETF share prices are calculated, and may be closed altogether on some days when the ETF is open. Such significant events affecting a foreign security, in the event the ETF holds foreign securities, may include, but are not limited to: (1) corporate actions, earning announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. If the ETF holds foreign securities, it would use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security’s market price is readily available and reflective of market value and, if not, the fair value of the security.

To the extent the ETF has holdings of small cap stocks, high yield bonds, tax-exempt, foreign or other securities that may trade infrequently, fair valuation may be used more frequently than for other funds. Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of ETF Shares. However, when the ETF uses fair valuation to price securities, it may value those securities higher or lower than another fund would have priced the security. Also, the use of fair valuation may cause the Shares’ NAV performance to diverge to a greater degree from the performance of various benchmarks used to compare the ETF’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The ETF likely would retain one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities, if it held foreign securities.

ETF Website and Disclosure of Portfolio Holdings

The Trust maintains a website for the ETF at www.columbiamanagementetf.com. Among other things, this website includes this Prospectus and the Statement of Additional Information, the ETF’s holdings, the ETF’s last annual and semi-annual reports (when available), pricing information about Shares trading on the Exchange, daily NAV calculations and a historical comparison of the trading prices to NAV.

Each day the ETF is open for business, the Trust publicly disseminates the ETF’s full portfolio holdings as of the close of the previous day through its website at www.columbiamanagementetf.com. In addition, the In-Kind Creation Basket and In-Kind Redemption Basket, which identify the securities and share quantities which may be delivered in exchange for purchases and redemptions of Creation Units, are publicly disseminated daily prior to the opening of trading on the Exchange via the NSCC.

Section 12(d)(1) Information

The Trust and the ETF are part of the Columbia family of ETFs and are related for purposes of investor and investment services, as defined in Section 12(d)(1)(G) of the Investment Company Act.

For purposes of the Investment Company Act, Shares are issued by a registered investment company and purchases of such Shares by registered investment companies and companies relying on Section 3(c)(1) or 3(c)(7) of the Investment Company Act are subject to the restrictions set forth in Section 12(d)(1) of the Investment Company Act, except as permitted by an exemptive order of the SEC. The SEC has granted the Trust such an order to permit registered investment companies to invest in Shares beyond the limits in Section 12(d)(1)(A), subject to certain terms and conditions, including that the registered investment company first enter into a written agreement with the Trust regarding the terms of the investment. Accordingly, registered investment companies that wish to rely on the order must first enter into such a written agreement with the Trust and should contact the Trust to do so.

Dividends, Other Distributions and Taxes

ETF DISTRIBUTIONS

The ETF pays out dividends from its net investment income to shareholders monthly. The ETF distributes its net capital gains, if any, to shareholders annually. The ETF typically earns income dividends from its investments. These amounts, net of expenses, are passed along to ETF shareholders as “income dividend distributions.” The ETF realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gains distributions.”

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Brokers may make available to their customers who own Shares the DTC book-entry dividend reinvestment service. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require ETF shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and net realized gains will be automatically reinvested in additional whole Shares of the distributing ETF purchased in the secondary market. Without this service, investors would receive their distributions in cash.

TAXES

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided only as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

ETF distributions to you and sale of your Shares will have tax consequences to you. Such consequences may not apply if you hold your Shares through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account or 401(k) plan.

TAXES ON DISTRIBUTIONS

Distributions of the ETF’s “investment company taxable income” (which is, generally, ordinary income plus net short-term capital gains in excess of net long-term capital losses) will be taxable as ordinary income to the extent of the ETF’s current or accumulated earnings and profits, whether paid in cash or reinvested in additional Shares.

Dividends paid by the ETF that are properly designated as exempt-interest dividends will not be subject to federal income tax. The ETF intends to invest its assets in a manner such that a significant portion of its dividend distributions to shareholders will generally be exempt from federal income taxes (although interest paid on municipal securities may be subject to the alternative minimum tax in the hands of corporate shareholders). Depending on your state of residence, exempt-interest dividends from interest earned on municipal securities of your state of residence or its political subdivisions may be exempt from income tax in that state, but income from municipal securities of other states generally will not qualify for tax-free treatment.

Distributions of the ETF’s net capital gain (which is net long-term capital gain in excess of net short-term capital loss) that are properly designated by the ETF as “capital gain dividends” will be taxable to you as long-term capital gains at a maximum rate of 15% (and, without Congressional action, 20% for taxable years beginning after 2012) in the case of individuals, trusts or estates, regardless of your holding period in the ETF’s Shares and regardless of whether paid in cash or reinvested in additional Shares. Distributions in excess of the ETF’s earnings and profits first will reduce your adjusted tax basis in its Shares and, after the adjusted basis is reduced to zero, will constitute capital gain. Such capital gain will be long-term capital gain and thus, will be taxed at a maximum rate of 15% (20%), if the distributions are attributable to Shares held by you for more than one year.

Distributions of the ETF’s investment company taxable income and net capital gains will also be subject to a 3.8% U.S. federal Medicare contribution tax on “net investment income” beginning in 2013 for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly) and for certain trusts and estates.

Under a dividend reinvestment service, you may have the option to have all cash distributions automatically reinvested in additional ETF Shares. Any distributions reinvested under such a service will nevertheless be taxable to you. You will have an adjusted basis in the additional Shares purchased through such a reinvestment service equal to the amount of the reinvested distribution plus the amount of any fees charged for the transaction. The additional Shares will have a holding period commencing on the day following the day on which they are credited to your account.

A distribution will reduce the ETF’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital. In general, distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

If you lend your Shares pursuant to securities lending or similar arrangements, you may lose the ability to treat the ETF dividends (paid while the Shares are held by the borrower) as tax-exempt income. Also, interest on indebtedness incurred by a shareholder to purchase or carry Shares of the ETF will not be deductible for federal income tax purposes. You should consult your financial intermediary or tax adviser before entering into such arrangements.

Exempt-interest dividends from the ETF are taken into account in determining the taxable portion of any Social Security or railroad retirement benefit that you receive.

In general, non-exempt distributions are subject to federal income tax for the year when they are paid. However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

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You may be subject to Federal back-up withholding, at a rate of 28%, if you have not provided the ETF with a taxpayer identification number (for an individual, a social security number) and made other required certifications.

You may also be subject to state and local taxes on distributions, sales and redemptions.

TAXES WHEN SHARES ARE SOLD

Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares. Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year; otherwise, it will be classified as short-term capital gain. However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of the amount of capital gain dividends received, or undistributed capital gain deemed received, with respect to such Shares. In addition, any capital loss arising from the sale or disposition of Shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such Shares. All or a portion of any loss recognized upon a disposition of Shares may be disallowed under “wash sale” rules if other Shares of the same ETF are purchased (whether through reinvestment of distributions or otherwise) within 30 days before or after the disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the Shares acquired.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

An Authorized Participant that exchanges securities for one or more Creation Units generally will recognize a gain or a loss on the exchange. The gain or loss will be equal to the difference between the market value of the Creation Unit(s) at the time and the exchanger’s aggregate basis in the securities surrendered plus (or minus) the Cash Component paid (or received). A person who redeems one or more Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Unit(s) and the aggregate market value of the securities received plus (or minus) the Cash Component received (or paid). The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Unit(s) cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon a redemption of one or more Creation Units is generally treated as long-term capital gain or loss if the Creation Unit(s) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

The foregoing is only a summary of certain federal income tax considerations under current law, which is subject to change in the future. Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships may be subject to different U.S. federal income tax treatment.

You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation. More information about taxes is in the ETF’s Statement of Additional Information.

Premium/Discount Information

The below frequency distribution chart presents information about the difference between the daily market price for Shares of the ETF and the ETF’s reported NAV for the calendar quarters from inception in the 2010 calendar year and the first two calendar quarters of 2011. The market price may be at, above or below the NAV. The ETF’s NAV will fluctuate with changes in the market value of its portfolio holdings. The market price will fluctuate in accordance with changes in its NAV, as well as market supply and demand. The amount that the ETF’s market price is above the reported NAV is called the premium. The amount that the ETF’s market price is below the reported NAV is called the discount. The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the ETF’s NAV is calculated (generally 4:00 p.m., Eastern time). The horizontal axis of the chart shows the premium or discount expressed in basis points. The vertical axis indicates the number of trading days in the period covered by the chart. Each bar in the chart shows the number of trading days in which the ETF traded within the premium/discount range indicated. The data below reflects past performance, which cannot be used to predict future results.

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Frequency Distribution of Premiums and Discounts
NAV vs Bid/Ask Midpoint

18p  COLUMBIA INTERMEDIATE MUNICIPAL BOND STRATEGY FUND — 2011 PROSPECTUS

Financial Highlights

The financial highlights table is intended to help you understand the ETF’s financial performance since inception. The total return in the table represent the rate that an investor would have earned (or lost) on an investment in the ETF (assuming reinvestment of all dividends and other distributions). For the period January 29, 2010 (commencement of offering of shares) through October 31, 2010, the information has been derived from the ETF’s financial statements, which have been audited by KPMG LLP, the ETF’s former independent registered public accounting firm. The Statement of Additional Information contains the financial statements and independent accountant’s report thereon of the ETF.

For the Period
January 29, 2010(1) Through
October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$50.00

Net investment income (loss)(2)	1.09
Net realized and unrealized gain on investments	1.66

Total gain from investment operations	2.75

Less Distributions from:
Net investment income	(1.04)
Net realized gains	—

Total distribution to shareholders	(1.04)

Net asset value, end of period	$51.71

Total Return at NAV(3)	5.56%
Total Return at Market(3)	5.22%

Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,586

Ratios to average net assets:
Expenses, net of expense waivers(4)	0.35%
Expenses, prior to expense waivers(4)	5.59%
Net investment income, net of waivers(4)	2.84%
Portfolio turnover(5)	92.19%

(1)	Commencement of operations.

(2)	Based on average shares outstanding.

(3)	Total return at net asset value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

(4)	Annualized.

(5)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the ETF’s capital shares.

COLUMBIA INTERMEDIATE MUNICIPAL BOND STRATEGY FUND — 2011 PROSPECTUS  19p

If you would like more information about the ETF and the Trust, the following documents are available free, upon request:

ANNUAL/SEMI-ANNUAL REPORTS TO SHAREHOLDERS

Additional information about the ETF appears in its annual and semi-annual reports to shareholders. The annual report explains the market conditions and investment strategies affecting the ETF’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated February 28, 2011, as supplemented, which contains more details about the ETF, is incorporated by reference in its entirety into this Prospectus, which means that it is legally part of this Prospectus.

To receive a free copy of the latest annual or semi-annual report or the Statement of Additional Information, or to request additional information about the ETF, please contact us as follows:

Call:  800.774.3768
Write: Columbia Intermediate Municipal Bond Strategy Fund
 225 Franklin Street
 Boston, Massachusetts 02110
Visit: columbiamanagementetf.com

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION

Information about the ETF, including its reports and the Statement of Additional Information, has been filed with the SEC. It can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC or on the EDGAR database on the SEC’s internet site (http://www.sec.gov). Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at 202.551.8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, 100 F Street NE, Room 1580, Washington, DC 20549.

Investment Company Act File No. 811-22154.

C-2006-99 A (9/11)